Mar. 20, 2025
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
LeaderShares® AlphaFactor® Tactical Focused ETF
Investment Objective
The LeaderShares® AlphaFactor® Tactical Focused ETF (the “Tactical Focused ETF” or the “Fund”) seeks to generate long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderShares(R) AlphaFactor(R) Tactical Focused ETF LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Management Fee	0.99%	[1]
Distribution (12b-1) and Service Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s advisor will pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, professional fees related to services for the collection of foreign tax reclaims, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | USD ($)	101	315	547	1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that employs an investment approach that utilizes a quantitative factor-based investment methodology focused on U.S. equities. The types of equity securities the Fund invests in include common and preferred stock. The Fund’s investment advisor, Redwood Investment Management, LLC (the “Advisor”), selects stocks based on a number of characteristics that include, but are not limited to, net share count reduction, free cash flow growth, dividend yield, volatility and debt-to-asset ratios. The final selection of stocks is based on market characteristics including, but not limited to, liquidity and market capitalization. The Fund expects the average daily trading volume of shares in companies being selected to be in excess of 400,000 shares per day at the time of purchase; however, average daily trading volume may change due to market fluctuations. In addition, the Fund expects the market capitalization of the companies in which it invests to be $1 billion and greater, however, this could change due to market fluctuations. The Fund will typically be invested in a diversified portfolio of equity securities of companies with market capitalizations of at least $1 billion at the time of initial purchase.

The Advisor employs a multi-factor tactical risk management overlay that seeks to identify periods of above average risk. At times identified by the Advisor as above average risk, the Fund may exit positions in equity securities and become comprised primarily of money market instruments such as Treasury bills, certificates of deposit, and commercial paper and other short-term instruments, and money market funds, or U.S. government bonds. Such investments can either be direct or through investments in other investment companies, including ETFs. In identifying a time as above average risk, the Fund will consider multiple factors, including negative market performance and negative market technical indicators such as advance versus decline breadth (i.e., the number of stocks increasing in value relative to stocks that are declining in value during a specified period), as well as a proprietary set of supply and demand and economic factors.

The Fund may, from time to time, focus its investments in a particular sector (including the financials and consumer discretionary sectors), industry or group of industries. The Fund may engage in active and frequent trading.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the LeaderShares® AlphaFactor® Tactical Focused ETF, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year and by showing how the average annual total returns of the Predecessor Fund compare with the average annual total returns of the S&P 500 Index, a broad-based securities market index. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.leadersharesetfs.com, or by calling the Fund at 1-888-617-1444.

The Fund will commence operations following the reorganization of the Predecessor Fund, which is expected to occur during the second quarter of 2025. As a result of the reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

For Calendar Years Ended December 31st for Predecessor Fund

Highest Calendar Quarter Return at NAV	12.50%	03/31/2024
Lowest Calendar Quarter Return at NAV	(13.81%)	6/30/2022

Average Annual Total Returns (For the year ended December 31, 2023)
Average Annual Returns - LeaderShares(R) AlphaFactor(R) Tactical Focused ETF	Label	One Year		Since Inception		Inception Date
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF	Return before taxes	18.19%		14.02%		Oct. 26, 2020
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | Return after taxes on Distributions	Return after taxes on Distributions	17.83%	[1]	13.65%	[1]	Oct. 26, 2020	[1]
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | Return after taxes on Distributions and Sale of Fund Shares	Return after taxes on Distributions and Sale of Fund Shares	11.03%	[1]	11.10%	[1]	Oct. 26, 2020	[1]
S&P 500 Index	S&P 500 Index	25.02%	[2]	15.76%	[2]	Oct. 26, 2020	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[2]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.